Issued capital and reserves (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Issued Capital And Reserves [Abstract]
Disclosure of classes of share capital
Number of shares authorized and issued

	As of March 31
	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Number of shares (authorized and issued)	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000
Total number of shares	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000

	As of March 31
	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Opening balance as of April 1	40,000,000	—	40,000,000	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	127,824,796	23,717,989	151,542,785	—	—
Issuance of share capital Global Blue Group Holding A.G. November 2020	5,929,477	—	5,929,477	—	—
Conversion of preference shares into ordinary shares	—	(5,929,477)	(5,929,477)	—	—
Assign the preference shares to ListCo.	—	5,929,477	5,929,477	—	—
Issuance of share capital Global Blue Group Holding A.G. February 2021	7,000,000	—	7,000,000	—	—
Issuance of share capital Global Blue Group Holding A.G. March 2021	6,666,665	—	6,666,665	—	—
Exercises of warrants	114,024	—	114,024	—	—
Closing balance as of March 31	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000
Issued share capital and share premium

(EUR thousand)	As of March 31
Issued share capital and share premium	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Opening balance as of April 1	392,197	—	392,197	392,197	392,197
Effects of the capital reorganization	801,569	113,283	914,852	—	—
Issue of share capital	439	37	476	—	—
Share premium contribution	293,778	33,208	326,986	—	—
Conversion of preference shares into ordinary shares	50,100	(50,100)	—	—	—
Acquisition of treasury shares	(8,877)	(1,246)	(10,123)	—	—
Exercises of warrants	1,140	—	1,140	—	—
Closing balance as of March 31	1,530,346	95,182	1,625,528	392,197	392,197

	Shareholders of Global Blue Group Holding AG					Shareholders of Global Blue Group Holding AG	Shareholders of Global Blue Group Holding AG
	as of March 31, 2021					as of March 31, 2020	as of March 31, 2019
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants	Ordinary shares	Ordinary shares
Global Blue Holding LP	—	—	—	—		40,000,000	40,000,000
Silver Lake and Affiliates (1)	98,017,072	11,970,487	109,987,559	55.5%	6,548,415	—	—
Partners Group and Affiliates (2)	40,442,783	4,939,137	45,381,920	22.9%	2,701,935	—	—
Ant Group	12,500,000	—	12,500,000	6.3%	—	—	—
Tom Farley	3,723,363	—	3,723,363	1.9%	—	—	—
Management	4,297,259	774,753	5,072,012	2.6%	—	—	—
EBT	1,086,280	104,135	1,190,415	0.6%	516,317	—	—
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.0%	516,317	—	—
Other Shareholders	20,468,205	—	20,468,205	10.3%	20,969,283	—	—
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950	40,000,000	40,000,000
GB Group	7,000,000	5,929,477	12,929,477		—	—	—
Total incl. GB Group	187,534,962	23,717,989	211,252,951		30,735,950	40,000,000	40,000,000

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group

Disclosure of other reserves within Equity	Treasury shares

As of March 31, 2021
(EUR thousand)
Acquisition of treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of April 1, 2020	—	—	—	—	—	—
Acquisition of treasury shares as at 28 August 2020	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)
Acquisition of treasury shares post-merger with FPAC	7,000,000	—	7,000,000	(65)	—	(65)
Closing balance as of March 31, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)

There were no treasury shares acquired in the comparative periods presented March 2020 and 2019.

Disclosure of reserves within equity
The Other reserves within Equity attributable to owners of the parent consist of the following positions:

As of March 31, 2021
(EUR thousand)	Restated
Other reserves	Foot note	Notes	Equity settled shared based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2020			—	9,915	(19,470)	(2,326)	(11,881)
Currency translation difference			—	—	4,763	—	4,763
Actuarial gain on post-employment benefit obligations		29	—	—	—	59	59
Tax effect		12	—	—	—	106	106
Issuance of share capital Global Blue Group Holding A.G.			—	(1,495,526)	—	—	(1,495,526)
Acquisition of treasury shares			—	10,058	—	—	10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.			—	42,856	—	—	42,856
Exchange of Global Blue management loan notes into shares	(4)		—	464,162	—	—	464,162
Effects of capital reorganization (1)			—	(978,450)	—	—	(978,450)
Employee share schemes			1,239	—	—	—	1,239
Conversion of shares into equity settled plan			42,632	—	—	—	42,632
Equity award issuance costs			—	115,113	—	—	115,113
Shares bought back by Global Blue Group A.G.	(6)		—	(152,787)	—	—	(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity			43,871	(37,674)	—	—	6,197
Closing balance as of March 31, 2021			43,871	(1,006,208)	(14,707)	(2,161)	(979,205)

As of March 31, 2020
(EUR thousand)
Other reserves	Notes	Equity settled shared based payment	Other reserve (2)	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2019		—	9,890	(10,572)	(519)	(1,201)
Tax effect	12	—	—	—	293	293
Currency translation difference		—	—	(8,898)	—	(8,898)
Actuarial gain on post-employment benefit obligations	29	—	—	—	(2,100)	(2,100)
Restatement of hyperinflation (1)		—	25	—	—	25
Closing balance as of March 31, 2020		—	9,915	(19,470)	(2,326)	(11,881)

As of March 31, 2019
(EUR thousand)
Other reserves	Notes	Equity settled shared based payment	Other reserve (2)	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2018		—	7,607	(12,339)	(903)	(5,635)
Tax effect	12	—	—	—	(83)	(83)
Currency translation difference		—	—	1,767	—	1,767
Actuarial gain on post-employment benefit obligations	29	—	—	—	467	467
Restatement of hyperinflation (1)		—	2,283	—	—	2,283
Closing balance as of March 31, 2019		—	9,890	(10,572)	(519)	(1,201)
(1)Restatement due to hyperinflation represents the revaluation reserve as result of applying IAS29 in Argentina, which is considered to be a hyperinflationary economy starting July 1, 2018. The revaluation reserve covers full year transactions since April 1, 2018.
(2)These amounts represent the reorganization reserve as a result of the capital reorganization that took place in March 2018 and is computed as the difference between the cost of the transaction and the carrying value of the net assets at the moment of reorganization.
The issue of share capital Global Blue Group Holding A.G. reflected in Other reserve as at March 31, 2021 is composed of the following:

As of March 31, 2021
(EUR thousand)
Issue of share capital Global Blue Group Holding A.G.	Foot note	Other reserve
Issue of share capital ordinary shares Global Blue Group Holding A.G.	(1)	(1,209)
Issue of share capital preference shares Global Blue Group Holding A.G.	(1)	(184)
Issue of share premium ordinary shares Global Blue Group Holding A.G.	(1)	(1,181,450)
Issue of share premium preference shares Global Blue Group Holding A.G.	(1)	(166,969)
Conversion of shares into equity settled plan	(1) (2)	(42,632)
Equity award issuance costs	(2)	(115,113)
Effect of the merge	(2)	12,031
Issue of share capital Global Blue Group Holding A.G.		(1,495,526)

Disclosure of effects of the capital reorganisation
The effects of the capital reorganization are the following:

As of August 28, 2020
(EUR thousand)
Effects of capital reorganization	Foot note	Issued capital ordinary shares	Issued capital preference shares	Share premium ordinary shares	Share premium preference shares	Other equity ordinary shares	Other equity preference shares	Other reserve	Total
Issuance of share capital Global Blue Group Holding A.G.	(1)	1,302	184	1,181,450	166,969	—	—	(1,495,526)	(145,621)
Acquisition of treasury shares	(5)	—	—	—		(8,812)	(1,246)	10,058	—
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	(3)	(41)	(6)	(37,508)	(5,301)	—	—	42,856	—
Exchange of Global Blue management loan notes into shares	(4)	(299)	(42)	(343,335)	(48,521)	—	—	464,162	71,965
Effects of capital reorganization		962	136	800,607	113,147	(8,812)	(1,246)	(978,450)	(73,656)
(1) SL Globetrotter and Global Blue Holding LP established a new company (“Global Blue Group Holding A.G.”).
The Global Blue Holding Group A.G. established a Swiss subsidiary, Global Blue Group II GmbH, and a United States based subsidiary, US Holdco LLC, which in turn created another United States based subsidiary, US Sub.
SL Globetrotter LP contributed the shares of Global Blue Management GP Sarl to Global Blue Holding LP. The shares of Global Blue Management GP were then further contributed to Global Blue Investment & Co S.C.A. through a series of capital contributions.
(3)As a result of the reorganization, on August 28, 2020, the MEP ceased to exist. Instead, management received loan notes in Global Blue Investment and Co S.C.A. in exchange for all of their shares and NC-PECs. These loan notes were contributed through the chain of holding companies, until management ultimately received shares in Global Blue Group A.G. At which point, a portion was sold for cash and the rest remained, reflecting management’s direct ownership in Global Blue Group Holding A.G. The new shares owned by Management and the Estera Trust Limited are accounted for as equity-settled instruments under IFRS 2.
(1) (3)SL Globetrotter LP and Global Blue Holding LP and Management contributed part of their shares in Global Blue Group A.G. to Global Blue Group Holding A.G. in exchange for new shares in Global Blue Group Holding A.G. Ant Group and Estera Trust Limited contributed all of their shares in Global Blue Group A.G. to Global Blue Group Holding A.G. in exchange for new shares in Global Blue Group Holding A.G.
(1)Other Cornerstone investors subscribed in cash for new shares in Global Blue Group Holding A.G.
(1)Global Blue Group Holding A.G. acquired some of the shares in Global Blue Group A.G. from the SL Globetrotter LP, Global Blue Holding LP and Management.
(6)Global Blue Group II GmbH and Global Blue Group Holding A.G. acquired the remaining shares in Global Blue Group A.G. from the SL Globetrotter LP and Global Blue Holding LP and Management.
(4)Global Blue Group Holding A.G. contributed its shares in Global Blue Group A.G. to Global Blue Group II GmbH, such that Global Blue Group A.G. became a wholly owned subsidiary of Global Blue Group II GmbH.
(2)The United States company held by the SPAC investors, Far Point Acquisition Corporation, merged with the United States subsidiary held by Global Blue Group Holding A.G., US Sub, with Far Point Acquisition Corporation being the surviving entity.
(2)In consideration for the merger, Global Blue Group Holding A.G. issued shares to the SPAC investors. The SPAC founders received ordinary shares. In addition, the warrant holders in the United States company held by the SPAC investors were exchanged for new warrants in Global Blue Group Holding A.G.
(2)The issuance costs of EUR135.3 million represents the difference between the fair value of the shares issued by Global Blue Group Holding A.G. and the fair value of the identifiable net assets of the United States company held by the SPAC investors. The difference was considered to be a non-cash payment for the service of a stock exchange listing according to IFRS 2.
(1)The issue of share capital Global Blue Group Holding A.G. reflected in Other reserve as at March 31, 2021 is composed of the following:

As of March 31, 2021
(EUR thousand)
Issue of share capital Global Blue Group Holding A.G.	Foot note	Other reserve
Issue of share capital ordinary shares Global Blue Group Holding A.G.	(1)	(1,209)
Issue of share capital preference shares Global Blue Group Holding A.G.	(1)	(184)
Issue of share premium ordinary shares Global Blue Group Holding A.G.	(1)	(1,181,450)
Issue of share premium preference shares Global Blue Group Holding A.G.	(1)	(166,969)
Conversion of shares into equity settled plan	(1) (2)	(42,632)
Equity award issuance costs	(2)	(115,113)
Effect of the merge	(2)	12,031
Issue of share capital Global Blue Group Holding A.G.		(1,495,526)
(5)Treasury shares

As of March 31, 2021
(EUR thousand)
Acquisition of treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of April 1, 2020	—	—	—	—	—	—
Acquisition of treasury shares as at 28 August 2020	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)
Acquisition of treasury shares post-merger with FPAC	7,000,000	—	7,000,000	(65)	—	(65)
Closing balance as of March 31, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)

There were no treasury shares acquired in the comparative periods presented March 2020 and 2019.